Nationwide Life Insurance Company	Nationwide Life and Annuity Insurance Company

• Nationwide VLI Separate Account-2	• Nationwide VL Separate Account-C

• Nationwide VLI Separate Account-4	• Nationwide VL Separate Account-G

• Nationwide VLI Separate Account-7	• Nationwide Provident VLI Separate Account A

• Nationwide Provident VLI Separate Account 1

Prospectus supplement dated March 15, 2013 to

BOA Last Survivor FPVUL and BOA SPVL prospectus dated May 1, 2002;

BOA ChoiceLife Protection FPVUL, BOA Protection FPVUL, BOA MSPVL, BOA MSPVL II, Nationwide Options Select – New York, BOA CVUL (NLAIC), BOA CVUL Future (NLAIC), Nationwide Options Select – NLAIC, NLAIC Options Premier, NLAIC Survivor Options Premier, NLIC Survivor Options Elite, and NLIC Survivor Options Premier prospectus dated May 1, 2008;

BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, BOA Last Survivorship II, Next Generation Survivorship Life, BOA ChoiceLife Protection, BOA Protection Survivorship Life, and Marathon VUL - NLAIC prospectus dated May 1, 2009; and

BAE Future Corporate FPVUL, BOA ChoiceLife FPVUL, BOA CVUL Future (NWL), BOA FPVUL, BOA Next Generation II FPVUL, BOA TNG, Future Executive VUL, Marathon Corporate VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Accumulation VUL – NLAIC, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Protection VUL – NLAIC, Nationwide YourLife Survivorship VUL, Nationwide YourLife Survivorship VUL - New York, Next Generation Corporate Variable Universal Life, NLIC Options Plus, and NLIC Options Premier prospectus dated May 1, 2012

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective on or about April 1, 2013, Morgan Stanley Investment Management Inc. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Real Estate Fund and will be replaced by Brookfield Investment Management Inc.

Effective on or about April 1, 2013, Waddell & Reed Investment Management Company will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Multi-Manager Small Cap Growth Fund and will be replaced by Wellington Management Company, LLP. OppenheimerFunds, Inc. will continue to be a sub-adviser to the Fund.

GWP-0422

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